Schedule of Investments (unaudited) July 31, 2019	iShares® Core U.S. REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 6.4%
Alexander & Baldwin Inc.	107,996	$2,538,986
American Assets Trust Inc.	73,130	3,393,232
Armada Hoffler Properties Inc.	82,329	1,393,830
Colony Capital Inc.	754,635	4,263,688
Empire State Realty Trust Inc., Class A	231,224	3,239,448
Essential Properties Realty Trust Inc.	113,908	2,405,737
Gladstone Commercial Corp.	46,999	999,199
Global Net Lease Inc.	132,569	2,587,747
Lexington Realty Trust	359,646	3,549,706
Liberty Property Trust	233,173	12,194,948
One Liberty Properties Inc.	24,292	696,209
PS Business Parks Inc.	31,426	5,499,550
STORE Capital Corp.	326,958	11,185,233
VEREIT Inc.	1,537,565	14,022,593
Washington REIT	126,051	3,397,074
WP Carey Inc.	266,882	23,095,968

		94,463,148

Health Care REITs — 12.4%
CareTrust REIT Inc.	149,277	3,467,705
Community Healthcare Trust Inc.	28,423	1,167,901
Global Medical REIT Inc.	49,291	509,176
HCP Inc.	755,833	24,133,748
Healthcare Realty Trust Inc.	200,877	6,424,046
Healthcare Trust of America Inc., Class A	321,493	8,657,806
LTC Properties Inc.	61,919	2,853,847
Medical Properties Trust Inc.	687,122	12,024,635
National Health Investors Inc.	65,715	5,216,457
New Senior Investment Group Inc.	131,545	937,916
Omega Healthcare Investors Inc.	337,181	12,239,670
Physicians Realty Trust	291,618	5,018,746
Sabra Health Care REIT Inc.	280,937	5,798,540
Senior Housing Properties Trust	372,011	3,050,490
Universal Health Realty Income Trust	20,228	1,864,212
Ventas Inc.	565,766	38,070,394
Welltower Inc.	640,214	53,214,588

		184,649,877

Hotel & Resort REITs — 5.1%
Apple Hospitality REIT Inc.	331,435	5,206,844
Ashford Hospitality Trust Inc.	145,295	393,749
Braemar Hotels & Resorts Inc.	48,489	442,220
Chatham Lodging Trust	72,603	1,296,690
Chesapeake Lodging Trust	93,945	2,580,669
CorePoint Lodging Inc.	64,568	757,383
DiamondRock Hospitality Co.	316,776	3,189,934
Hersha Hospitality Trust	54,675	854,024
Hospitality Properties Trust	256,928	6,348,691
Host Hotels & Resorts Inc.	1,159,591	20,165,288
Park Hotels & Resorts Inc.	317,493	8,384,990
Pebblebrook Hotel Trust	204,177	5,714,914
RLJ Lodging Trust	270,341	4,671,492
Ryman Hospitality Properties Inc.	72,042	5,403,150
Summit Hotel Properties Inc.	163,275	1,813,985
Sunstone Hotel Investors Inc.	358,339	4,733,658
Xenia Hotels & Resorts Inc.	178,209	3,819,019

		75,776,700

Industrial REITs — 9.7%
Americold Realty Trust	302,272	10,135,180
Duke Realty Corp.	567,447	18,913,008

Security	Shares	Value

Industrial REITs (continued)
EastGroup Properties Inc.	57,006	$6,868,083
First Industrial Realty Trust Inc.	197,979	7,560,818
Industrial Logistics Properties Trust	102,104	2,182,984
Monmouth Real Estate Investment Corp.	143,112	1,973,514
Prologis Inc.	992,399	79,997,283
Rexford Industrial Realty Inc.	163,039	6,749,815
STAG Industrial Inc.	198,580	5,901,798
Terreno Realty Corp.	97,567	4,767,124

		145,049,607

Office REITs — 11.6%
Alexandria Real Estate Equities Inc.	176,262	25,797,706
Boston Properties Inc.	244,196	32,465,858
Brandywine Realty Trust	275,115	4,057,946
City Office REIT Inc.	60,656	750,921
Columbia Property Trust Inc.	183,844	4,031,699
Corporate Office Properties Trust	176,708	4,933,687
Cousins Properties Inc.	229,766	8,083,168
Douglas Emmett Inc.	254,293	10,380,240
Easterly Government Properties Inc.	107,356	2,025,808
Franklin Street Properties Corp.	164,371	1,324,830
Highwoods Properties Inc.	161,048	7,300,306
Hudson Pacific Properties Inc.	239,648	8,459,575
JBG SMITH Properties	192,820	7,545,047
Kilroy Realty Corp.	156,206	12,412,129
Mack-Cali Realty Corp.	142,512	3,388,935
NorthStar Realty Europe Corp.	70,081	1,191,377
Office Properties Income Trust	75,193	2,118,187
Paramount Group Inc.	317,864	4,396,059
Piedmont Office Realty Trust Inc., Class A	196,713	4,093,598
SL Green Realty Corp.	132,624	10,753,154
Vornado Realty Trust	272,853	17,549,905

		173,060,135

Residential REITs — 18.2%
American Campus Communities Inc.	215,699	10,083,928
American Homes 4 Rent, Class A	405,677	9,821,440
Apartment Investment & Management Co., Class A	233,136	11,549,557
AvalonBay Communities Inc.	219,934	45,920,020
Bluerock Residential Growth REIT Inc.	33,315	392,784
BRT Apartments Corp.	15,639	218,320
Camden Property Trust	147,343	15,280,943
Clipper Realty Inc.	22,563	260,603
Equity LifeStyle Properties Inc.	135,258	16,805,806
Equity Residential	577,825	45,584,614
Essex Property Trust Inc.	103,340	31,231,415
Front Yard Residential Corp.	78,739	945,655
Independence Realty Trust Inc.	141,529	1,747,883
Investors Real Estate Trust	18,681	1,190,914
Invitation Homes Inc.	666,992	18,322,270
Mid-America Apartment Communities Inc.	179,303	21,129,066
NexPoint Residential Trust Inc.	29,550	1,275,378
Preferred Apartment Communities Inc., Class A	67,997	985,277
Sun Communities Inc.	133,358	17,711,276
UDR Inc.	440,747	20,300,807
UMH Properties Inc.	55,234	726,327

		271,484,283

Retail REITs — 16.4%
Acadia Realty Trust	127,925	3,590,855
Agree Realty Corp.	59,039	3,946,757
Alexander’s Inc.	3,370	1,262,065

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core U.S. REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Retail REITs (continued)
American Finance Trust Inc.(a)	167,839	$1,965,395
Brixmor Property Group Inc.	468,336	8,889,017
Brookfield Property REIT Inc., Class A	142,505	2,751,772
CBL & Associates Properties Inc.	271,138	284,695
Cedar Realty Trust Inc.	134,269	373,268
Federal Realty Investment Trust	117,802	15,551,042
Getty Realty Corp.	52,475	1,573,200
Kimco Realty Corp.	637,089	12,238,480
Kite Realty Group Trust	130,622	2,078,196
Macerich Co. (The)	222,917	7,367,407
National Retail Properties Inc.	255,782	13,362,052
Pennsylvania REIT	110,183	658,894
Realty Income Corp.	497,387	34,424,154
Regency Centers Corp.	262,523	17,510,284
Retail Opportunity Investments Corp.	177,194	3,214,299
Retail Properties of America Inc., Class A	336,312	4,089,554
Retail Value Inc.	23,365	879,459
RPT Realty	123,499	1,512,863
Saul Centers Inc.	18,858	1,033,230
Simon Property Group Inc.	485,745	78,787,839
SITE Centers Corp.	211,117	3,008,417
Spirit MTA REIT	68,927	579,676
Spirit Realty Capital Inc.	137,018	6,045,234
Tanger Factory Outlet Centers Inc.	142,988	2,270,649
Taubman Centers Inc.	88,244	3,575,647
Urban Edge Properties	180,820	3,025,119
Urstadt Biddle Properties Inc., Class A	47,000	1,014,730
Washington Prime Group Inc.	295,844	1,073,914
Weingarten Realty Investors	190,910	5,328,298
Whitestone REIT	59,363	756,878

		244,023,339

Specialized REITs — 20.1%
CoreCivic Inc.	187,190	3,176,614
CoreSite Realty Corp.	57,862	6,064,516
CubeSmart	296,849	10,078,023
CyrusOne Inc.	176,602	10,136,955
Digital Realty Trust Inc.	328,181	37,530,779
EPR Properties	118,200	8,797,626
Equinix Inc.	132,487	66,521,723
Extra Space Storage Inc.	195,166	21,934,707

Security	Shares	Value

Specialized REITs (continued)
Farmland Partners Inc.	45,372	$279,038
Four Corners Property Trust Inc.	107,143	2,886,432
Gaming and Leisure Properties Inc.	319,308	12,041,105
GEO Group Inc. (The)	187,010	3,330,648
Gladstone Land Corp.	25,606	294,213
Iron Mountain Inc.	449,838	13,229,736
Lamar Advertising Co., Class A	134,256	10,863,995
Life Storage Inc.	73,226	7,138,803
National Storage Affiliates Trust	89,564	2,712,894
Outfront Media Inc.	222,659	6,051,872
Public Storage	233,917	56,785,691
QTS Realty Trust Inc., Class A	85,919	3,976,331
Safehold Inc.(a)	11,666	383,461
VICI Properties Inc.	705,110	15,047,047

		299,262,209

Total Common Stocks — 99.9% (Cost: $1,393,135,797)		1,487,769,298

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(b)(c)(d)	515,302	515,559
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(b)(c)	1,015,000	1,015,000

		1,530,559

Total Short-Term Investments — 0.1% (Cost: $1,530,544)		1,530,559

Total Investments in Securities — 100.0% (Cost: $1,394,666,341)		1,489,299,857

Other Assets, Less Liabilities — 0.0%		401,715

Net Assets — 100.0%		$1,489,701,572

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	515,302	515,302	$515,559	$1,023	(a)	$(42)	$15
BlackRock Cash Funds: Treasury, SL Agency Shares	920,570	94,430	1,015,000	1,015,000	9,914		—	—

				$1,530,559	$10,937		$(42)	$15

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Core U.S. REIT ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Dow Jones U.S. Real Estate	47	09/20/19	$1,653	$6,728

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,487,769,298	$—	$—	$1,487,769,298
Money Market Funds	1,530,559	—	—	1,530,559

	$1,489,299,857	$—	$—	$1,489,299,857

Derivative financial instruments(a)
Assets
Futures Contracts	$6,728	$—	$—	$6,728

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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